FINANCIAL RISK MANAGEMENT, Fair Value Measurement Hierarchy and Estimates (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets at fair value [Abstract]
Derivative financial instruments	$ 218,272	$ 0	[1]
Other current financial assets at fair value through profit or loss	0	325,158	[1]
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	24,079,114	9,120,862
2018 note [Member]
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	18,941,643
Fair Value	17,200,060
Fair Value [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	2,161,167	1,960,696
Derivative financial instruments	218,272
Other current financial assets at fair value through profit or loss		325,158
Total	2,379,439	2,285,854
Fair Value [Member] | Level 1 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	2,161,167	1,960,696
Derivative financial instruments	0
Other current financial assets at fair value through profit or loss		325,158
Total	2,161,167	2,285,854
Fair Value [Member] | Level 2 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Derivative financial instruments	218,272
Other current financial assets at fair value through profit or loss		0
Total	218,272	0
Fair Value [Member] | Level 3 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Derivative financial instruments	0
Other current financial assets at fair value through profit or loss		0
Total	$ 0	$ 0

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)